UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

October 31, 2006

SMA-QTLY-1206

1.809100.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount	Value
Massachusetts - 86.7%
Amesbury BAN 4.5% 8/9/07	$ 5,600,000	$ 5,631,989
Ashland Gen. Oblig. BAN 4% 10/5/07	6,189,469	6,217,128
Bedford BAN 4.25% 5/24/07	7,685,000	7,705,799
Haverhill Gen. Oblig. BAN 4.5% 9/28/07	2,400,000	2,418,900
Macon Trust Pooled Variable Ctfs. Participating VRDN Series MACN 06 I, 3.59% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	2,800,000	2,800,000
Series EGL 04 31, Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.61% (Liquidity Facility Citibank NA) (b)(c)	4,645,000	4,645,000
Series Merlots 00 H, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series PT 2250, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,300,000	6,300,000
Series PT 3616, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,020,000	8,020,000
Series PT 3619, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,360,000	13,360,000
Series Putters 1062, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	12,200,000	12,200,000
Series TOC 04 D, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	2,200,000	2,200,000
Gen.Trans. Sys. 3.53% (Liquidity Facility WestLB AG), VRDN (b)	35,850,000	35,850,000
Series 1999, 3.63% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	19,900,000	19,900,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.58% (Liquidity Facility Bank of New York, New York) (b)(c)	10,925,000	10,925,000
Series EGL 04 4 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	9,285,000	9,285,000
Series PT 1580, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,430,000	9,430,000
Series PT 2459, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,700,000	8,700,000
Series PT 2581, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	46,820,000	46,820,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series PT 2625, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 5,800,000	$ 5,800,000
Series PT 3585, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	9,400,000	9,400,000
Series PT 3626, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	14,345,000	14,345,000
Series PT 3630, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	10,690,000	10,690,000
Series ROC 9021, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(c)	4,535,000	4,535,000
Series ROC II R 7026, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(c)	11,405,000	11,405,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	13,000,000	13,000,000
Series MACN 06 P, 3.59% (Liquidity Facility Bank of America NA) (b)(c)	5,100,000	5,100,000
Series MS 974, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.61%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.56%, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
(Boston Univ. Proj.):
Series R1, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (b)	30,825,000	30,825,000
Series R3, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (b)	14,000,000	14,000,000
(City Year Proj.) 3.54%, LOC Bank of America NA, VRDN (b)	8,900,000	8,900,000
(Draper Lab. Issue Proj.) Series 2000, 3.53% (MBIA Insured), VRDN (b)	19,845,000	19,845,000
(Eaglebrook School Proj.) 3.54%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(Edgewood Retirement Proj.) Series A, 3.63%, LOC Lloyds TSB Bank PLC, VRDN (b)	5,000,000	5,000,000
(Lasell Village, Inc. Proj.) 3.54%, LOC Bank of America NA, VRDN (b)	6,785,000	6,785,000
(Masonic Nursing Home, Inc. Proj.) 3.53%, LOC Citizens Bank of Massachusetts, VRDN (b)	9,860,000	9,860,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Saint Mark's School Proj.) 3.56%, LOC Bank of America NA, VRDN (b)	$ 7,715,000	$ 7,715,000
(Sherburne Commons, Inc. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (b)	3,400,000	3,400,000
(Simmons College Proj.) Series G, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000,000	15,000,000
(Thayer Academy Proj.) 3.56%, LOC Allied Irish Banks PLC, VRDN (b)	14,670,000	14,670,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.56% (AMBAC Insured), VRDN (b)	7,000,000	7,000,000
3.62% 12/18/06, LOC Allied Irish Banks PLC, CP	3,000,000	3,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2006 C, 5% 5/1/07 (CIFG North America Insured)	20,605,000	20,741,931
Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,465,000	5,465,000
Participating VRDN:
Series AAB 00 18, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,600,000	4,600,000
Series AAB 02 18, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,500,000	4,500,000
Series EGL 00 2102, 3.61% (Liquidity Facility Citibank NA) (b)(c)	2,500,000	2,500,000
Series EGL 01 2104, 3.61% (Liquidity Facility Citibank NA) (b)(c)	4,690,000	4,690,000
Series EGL 01 2105, 3.61% (Liquidity Facility Citibank NA) (b)(c)	11,700,000	11,700,000
Series EGL 04 3 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	7,200,000	7,200,000
Series Merlots 04 B12, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,180,000	2,180,000
Series Merlots 06 B30, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,400,000	10,400,000
Series Merlots 06 B7, 3.63% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,000,000	10,000,000
Series MS 01 535, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1015, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	3,000,000	3,000,000
Series MS 1186, 3.59% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 1279, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	$ 5,239,500	$ 5,239,500
Series MS 903, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	6,500,000	6,500,000
Series PT 1281, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
Series PT 2279, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,270,000	5,270,000
Series PT 2299, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,165,000	5,165,000
Series PT 2332, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,430,000	5,430,000
Series PT 2426, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	4,800,000	4,800,000
Series PT 2618, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,960,000	9,960,000
Series PT 2623, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,305,000	7,305,000
Series PT 3202, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,270,000	6,270,000
Series PT 3222, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,940,000	17,940,000
Series PT 3381, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,540,000	2,540,000
Series PT 3423, 3.58% (Liquidity Facility DEPFA BANK PLC) (b)(c)	5,500,000	5,500,000
Series PT 3544, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,585,000	16,585,000
Series PT 3613, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,040,000	7,040,000
Series PT 3625, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,670,000	7,670,000
Series PT 3650, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,200,000	13,200,000
Series PT 391, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	12,130,000	12,130,000
Series PT 921, 3.58% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series PT 983, 3.58% (Liquidity Facility DEPFA BANK PLC) (b)(c)	7,395,000	7,395,000
Series PT 987, 3.58% (Liquidity Facility DEPFA BANK PLC) (b)(c)	8,140,000	8,140,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 301, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	$ 4,635,000	$ 4,635,000
Series ROC II R102, 3.6% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series SG 126, 3.58% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series Stars 100, 3.58% (Liquidity Facility BNP Paribas SA) (b)(c)	7,730,000	7,730,000
Series TOC 05 BB, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	7,950,000	7,950,000
(Central Artery Proj.) Series 2000 A, 3.63% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	33,245,000	33,245,000
Series 1997 B, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	46,950,000	46,949,999
Series 1998 A, 3.53% (Liquidity Facility WestLB AG), VRDN (b)	17,000,000	17,000,000
Series 1998 B, 3.53% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	30,900,000	30,900,000
Series 2005 A, 3.56% (Liquidity Facility Citibank NA), VRDN (b)	31,275,000	31,275,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	11,400,000	11,400,000
Series EGL 03 18 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	9,995,000	9,995,000
Series Merlots 00 T, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,000,000	9,000,000
Series Merlots 97 Y, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,435,000	4,435,000
Series PA 595R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 973R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 2664, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,030,000	7,030,000
Series PT 2665, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,600,000	9,600,000
Series PT 2872, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,940,000	6,940,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 3621, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 7,500,000	$ 7,500,000
Series PT 904, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,900,000	10,900,000
Series SGB 42, 3.6% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series G, 3.55%, LOC Bank of America NA, VRDN (b)	11,290,000	11,290,000
(Children's Hosp. Proj.) Series L-1, 3.55% (AMBAC Insured), VRDN (b)	6,400,000	6,400,000
(Harvard Univ. Proj.):
Series BB 3.52%, VRDN (b)	14,200,000	14,200,000
Series GG1, 3.52%, VRDN (b)	22,185,000	22,185,000
(Harvard Vanguard Med. Associates Proj.) 3.56%, LOC Bank of America NA, VRDN (b)	2,530,000	2,530,000
(Home for Little Wanderers Proj.) Series B, 3.56%, LOC Citizens Bank of Massachusetts, VRDN (b)	4,345,000	4,345,000
(Northeast Hosp. Corp. Proj.) Series H, 3.55%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.58% (FSA Insured), VRDN (b)	16,300,000	16,300,000
Series P2, 3.58% (FSA Insured), VRDN (b)	40,050,000	40,050,000
(Simmons College Proj.) Series E, 3.55% (AMBAC Insured), VRDN (b)	2,120,000	2,120,000
(Wellesley College) Issue B, 3.55%, VRDN (b)	1,200,000	1,200,000
Series B, 3.56%, LOC Citizens Bank of Massachusetts, VRDN (b)	8,110,000	8,110,000
3.7% 11/9/06, CP	26,900,000	26,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Merlots H, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,375,000	8,375,000
Massachusetts Indl. Fin. Agcy. Rev.:
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.56%, LOC SunTrust Banks, Inc., VRDN (b)	2,000,000	2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.58%, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Series 1994 B, 3.58%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.56%, LOC Bank of America NA, VRDN (b)	3,555,000	3,555,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Youville Place Proj.) Series 1996, 3.64% (AMBAC Insured), VRDN (b)	$ 3,800,000	$ 3,800,000
Cap. Apprec. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800,000	5,641,658
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 599R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,850,000	4,850,000
Series Putters 893, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	12,395,000	12,395,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Solar 05 03, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	10,610,000	10,610,000
Series Solar 06 108, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	3,385,000	3,385,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 7050070 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series PT 3105, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,320,000	6,320,000
Series Putters 1376 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,635,000	9,635,000
Series Putters 1430, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	10,250,000	10,250,000
Series ROC II R414, 3.6% (Liquidity Facility Citibank NA) (b)(c)	2,600,000	2,600,000
3.59% (Liquidity Facility Morgan Stanley) (b)(c)	8,270,000	8,270,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	2,015,000	2,015,000
Series MACN 05 K, 3.59% (Liquidity Facility Bank of America NA) (b)(c)	7,000,000	7,000,000
Series PT 3058, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	19,000,000	19,000,000
Series PT 3511 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,000,000	7,000,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.58% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	19,885,000	19,885,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	$ 5,840,000	$ 5,840,000
Participating VRDN:
Series Putters 578, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,965,000	4,965,000
Series Putters 867T, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,825,000	3,825,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,070,000	5,070,000
Series SGA 87, 3.6% (Liquidity Facility Societe Generale) (b)(c)	15,000,000	15,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	3,700,000	3,700,000
Series AAB 05 10, 3.59% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,500,000	5,500,000
Series EGL 02 2101, 3.61% (Liquidity Facility Citibank NA) (b)(c)	4,600,000	4,600,000
Series EGL 06 35 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 7050015 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.59% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series Putters 826, 3.59% (Liquidity Facility Dresdner Bank AG) (b)(c)	3,325,000	3,325,000
Series ROC II R252, 3.6% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1997 B, 3.58% (AMBAC Insured), VRDN (b)	13,655,000	13,655,000
Series 1998 D, 3.58% (FGIC Insured), VRDN (b)	12,875,000	12,875,000
Series 2000 B, 3.58% (FGIC Insured), VRDN (b)	14,455,000	14,455,000
Series 2000 C, 3.58% (FGIC Insured), VRDN (b)	2,125,000	2,125,000
Series 2001 A, 3.55% (FGIC Insured), VRDN (b)	5,255,000	5,255,000
Peabody Gen. Oblig. BAN 4.35% 9/26/07	5,985,000	6,025,083
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	6,535,000	6,535,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN: - continued
Series EGL 01 2101, 3.61% (Liquidity Facility Citibank NA) (b)(c)	$ 2,200,000	$ 2,200,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 05 34, 3.59% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	13,395,000	13,395,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series PT 2242, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,000,000	1,000,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN Series ROC II 2038, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(c)	5,095,000	5,095,000
Series 1, 3.56% (AMBAC Insured), VRDN (b)	26,530,000	26,530,000
Waltham Gen. Oblig. BAN 4.5% 11/15/06	6,400,000	6,402,946
Wareham BAN 4% 12/15/06	7,214,000	7,218,250
Worcester Gen. Oblig. BAN Series A, 4% 11/8/07 (a)	6,200,000	6,225,730
		1,567,695,413
Puerto Rico - 9.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	12,800,000	12,800,000
Series Merlots 01 A107, 3.57% (Liquidity Facility Bank of New York, New York) (b)(c)	24,505,000	24,505,000
Series MS 975, 3.56% (Liquidity Facility Morgan Stanley) (b)(c)	3,110,000	3,110,000
Series MT 218, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,300,000	7,300,000
Series MT 231, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series MT 251, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,000,000	9,000,000
Series PA 1376R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,900,000	2,900,000
Series PA 620, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,450,000	1,450,000
Series ROC II R185, 3.57% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.56% (Liquidity Facility Bank of America NA) (b)(c)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series MACN 06 H, 3.56% (Liquidity Facility Bank of America NA) (b)(c)	$ 5,475,000	$ 5,475,000
Series MACN 06 M, 3.56% (Liquidity Facility Bank of America NA) (b)(c)	3,005,000	3,005,000
Series MACN 06 R, 3.56% (Liquidity Facility Bank of America NA) (b)(c)	7,500,000	7,500,000
Series PA 1380R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,395,000	11,395,000
Series PT 3597, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,955,000	10,955,000
Series ROC II 99 2, 3.57% (Liquidity Facility Citibank NA) (b)(c)	1,500,000	1,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.57% (Liquidity Facility Bank of New York, New York) (b)(c)	14,160,000	14,160,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.58% (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Series Merlots B03, 3.57% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,245,000	10,245,000
Series MS 1276, 3.56% (Liquidity Facility Morgan Stanley) (b)(c)	6,700,000	6,700,000
Series PA 561, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,000,000	2,000,000
Series PT 3398, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,445,000	8,445,000
Series SGA 43, 3.55% (Liquidity Facility Societe Generale) (b)(c)	9,700,000	9,700,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.62%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,100,000	1,100,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MT 213, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,580,000	5,580,000
		178,525,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,746,220,413)		1,746,220,413
NET OTHER ASSETS - 3.4%		61,898,397
NET ASSETS - 100%		$ 1,808,118,810
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,305,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,465,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,840,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 223,290
Income Tax Information
At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,746,220,413.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2006

MFS-QTLY-1206

1.809069.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.7%
	Principal Amount	Value
Massachusetts - 89.0%
Bedford BAN 4.5% 7/27/07	$ 20,000,000	$ 20,101,752
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.61%, LOC Bank of America NA, VRDN (b)(e)	3,490,000	3,490,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	5,530,000	5,530,000
Series SG 75, 3.58% (Liquidity Facility Societe Generale) (b)(f)	13,480,000	13,480,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 3.59% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835,000	11,835,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,675,000	5,675,000
Gloucester Gen. Oblig. BAN 4% 9/21/07	15,070,000	15,137,225
Haverhill Gen. Oblig. BAN 4.5% 12/15/06	7,000,000	7,007,605
Hull Gen. Oblig. BAN:
Series A, 4.5% 7/13/07	3,299,379	3,313,515
Series B, 4% 11/1/06	7,288,670	7,288,670
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	10,070,000	10,070,000
Series EGL 99 2101, 3.61% (Liquidity Facility Citibank NA) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	1,895,000	1,895,000
Series MS 98 107, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	5,565,000	5,565,000
Series PA 675, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670,000	4,670,000
Series PT 3619, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	10,000,000	10,000,000
Series Putters 1062, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,350,000	12,350,000
Series ROC II R6522, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,435,000	10,435,000
Series TOC 04 D, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	17,800,000	17,800,000
Gen.Trans. Sys. 3.53% (Liquidity Facility WestLB AG), VRDN (b)	17,250,000	17,250,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.58% (Liquidity Facility Bank of New York, New York) (b)(f)	$ 2,000,000	$ 2,000,000
Series DB 163, 3.58% (Liquidity Facility Deutsche Bank AG) (b)(f)	5,530,000	5,530,000
Series DB 183, 3.58% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,485,000	8,485,000
Series EGL 04 4 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series MACN 05 E, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	7,600,000	7,600,000
Series MS 01 723, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	34,260,000	34,260,000
Series MS 1195, 3.6% (Liquidity Facility Morgan Stanley) (b)(f)	9,915,000	9,915,000
Series PT 1580, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000,000	10,000,000
Series PT 2459, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	37,705,000	37,705,000
Series PT 2581, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	136,800,000	136,800,000
Series PT 2625, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,030,000	16,030,000
Series PT 3585, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	25,085,000	25,085,000
Series PT 3603, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	16,405,000	16,405,000
Series Putters 1387, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,590,000	6,590,000
Series Putters 733T, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,125,000	10,125,000
Series ROC II R1034, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	8,005,000	8,005,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,120,000	8,120,000
Series PT 2077, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,205,000	5,205,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.61%, LOC Wachovia Bank NA, VRDN (b)(e)	3,250,000	3,250,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.59%, LOC Bank of America NA, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
(Monkiewicz Realty Trust Proj.) 3.58%, LOC Bank of America NA, VRDN (b)(e)	5,060,000	5,060,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 3.61%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	8,000,000	8,000,000
(Casco Crossing Proj.) 3.64%, LOC Fannie Mae, VRDN (b)(e)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.64%, LOC Fannie Mae, VRDN (b)(e)	9,850,000	9,850,000
(Salem Heights Apts. Proj.) Series A, 3.56%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	17,000,000	17,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.62%, LOC SunTrust Banks, Inc., VRDN (b)(e)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	20,835,000	20,835,000
Series MACN 05 J, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	17,195,000	17,195,000
Series MACN 06 P, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.61%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,990,000	6,990,000
(Beaver Country Day School Proj.) 3.56%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
(Boston Renaissance Charter School Proj.) 3.56%, LOC Bank of America NA, VRDN (b)	13,090,000	13,090,000
(Childrens Museum Proj.) 3.5%, LOC Citizens Bank of Massachusetts, VRDN (b)	15,000,000	15,000,000
(Edgewood Retirement Proj.) Series A, 3.63%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,745,000	10,745,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 3.54%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Neighborhood House Charter Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.):
3.56%, LOC Bank of America NA, VRDN (b)	7,770,000	7,770,000
3.56%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Sherburne Commons, Inc. Proj.) 3.58%, LOC Comerica Bank, Detroit, VRDN (b)	$ 24,100,000	$ 24,100,000
(The May Institute, Inc. Proj.) Series H, 3.56%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,500,000	6,500,000
(The Rivers School Proj.) 3.57%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (b)	17,700,000	17,700,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.56% (AMBAC Insured), VRDN (b)	15,910,000	15,910,000
Series 2006 A, 3.56% (AMBAC Insured), VRDN (b)	37,555,000	37,555,000
Series B, 3.56% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.58%, LOC Citizens Bank of Massachusetts, VRDN (b)	26,065,000	26,065,000
Series B, 3.58%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series A, 3.52%, LOC Bank of America NA, VRDN (b)	13,000,000	13,000,000
3.59%, LOC Key Bank NA, VRDN (b)	14,000,000	14,000,000
3.6% 11/1/06, LOC Allied Irish Banks PLC, CP	3,400,000	3,400,000
3.62% 12/18/06, LOC Allied Irish Banks PLC, CP	12,000,000	12,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3.56%, LOC Lloyds TSB Bank PLC, VRDN (b)	18,750,000	18,750,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.58% (Liquidity Facility BNP Paribas SA) (b)(f)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	11,260,000	11,260,000
Participating VRDN:
Series AAB 00 18, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,375,000	14,375,000
Series BA 01 O, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 00 2102, 3.61% (Liquidity Facility Citibank NA) (b)(f)	$ 7,400,000	$ 7,400,000
Series EGL 01 2104, 3.61% (Liquidity Facility Citibank NA) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 3.61% (Liquidity Facility Citibank NA) (b)(f)	14,585,000	14,585,000
Series EGL 02 6008 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	7,860,000	7,860,000
Series EGL 04 3 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	23,635,000	23,635,000
Series GS 06 67, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	8,810,000	8,810,000
Series IXIS 04 9, 3.6% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(f)	34,035,000	34,035,000
Series LB 06 K16, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,825,000	5,825,000
Series MACN 05 C, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	3,950,000	3,950,000
Series Merlots 04 B12, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,615,000	10,615,000
Series Merlots 06 B30, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(f)	25,600,000	25,600,000
Series Merlots 06 B8, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	15,000,000	15,000,000
Series MS 01 535, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	19,947,000	19,947,000
Series MS 01 574, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 785 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	8,795,000	8,795,000
Series MS 1015, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	7,100,500	7,100,500
Series MS 1186, 3.59% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(f)	16,260,000	16,260,000
Series MS 1279, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	5,155,500	5,155,500
Series MS 903, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	1,495,000	1,495,000
Series MSTC 06 7011 Class A, 3.58% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	5,000,000	5,000,000
Series MT 127, 3.58% (Liquidity Facility BNP Paribas SA) (b)(f)	5,495,000	5,495,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 1059, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,900,000	$ 4,900,000
Series PA 945R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995,000	4,995,000
Series PA 993R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,505,000	3,505,000
Series PT 1390, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,100,000	10,100,000
Series PT 1609, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,030,000	10,030,000
Series PT 1611, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,670,000	15,670,000
Series PT 1618, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,035,000	8,035,000
Series PT 1802, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,945,000	4,945,000
Series PT 2008, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,000,000	11,000,000
Series PT 2015, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,095,000	11,095,000
Series PT 2073, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,635,000	2,635,000
Series PT 2118, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,430,000	10,430,000
Series PT 2252, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,325,000	11,325,000
Series PT 2421, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	26,370,000	26,370,000
Series PT 2426, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	21,755,000	21,755,000
Series PT 2427, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,780,000	6,780,000
Series PT 2618, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000,000	6,000,000
Series PT 3202, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,920,000	19,920,000
Series PT 3222, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,860,000	2,860,000
Series PT 3379, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	39,470,000	39,470,000
Series PT 3381, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,360,000	9,360,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3423, 3.58% (Liquidity Facility DEPFA BANK PLC) (b)(f)	$ 37,045,000	$ 37,045,000
Series PT 3613, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	24,375,000	24,375,000
Series PT 3650, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	32,405,000	32,405,000
Series PT 3651, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	45,000,000	45,000,000
Series PT 921, 3.58% (Liquidity Facility BNP Paribas SA) (b)(f)	18,700,000	18,700,000
Series PT 983, 3.58% (Liquidity Facility DEPFA BANK PLC) (b)(f)	25,800,000	25,800,000
Series Putter 1457, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,650,000	8,650,000
Series Putters 300, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	24,155,000	24,155,000
Series Putters 301, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	19,380,000	19,380,000
Series Putters 317, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	13,125,000	13,125,000
Series Putters 340, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,390,000	6,390,000
Series Putters 343, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,805,000	7,805,000
Series Putters 402, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	29,860,000	29,860,000
Series Putters 571, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,390,000	10,390,000
Series Putters 627, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,075,000	5,075,000
Series Putters 794, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,420,000	5,420,000
Series ROC II 4526, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,115,000	5,115,000
Series ROC II R191, 3.6% (Liquidity Facility Citibank NA) (b)(f)	5,995,000	5,995,000
Series ROC II R2042, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,115,000	5,115,000
Series ROC II R6050, 3.6% (Liquidity Facility Citibank NA) (b)(f)	8,765,000	8,765,000
Series ROC II RR 587, 3.6% (Liquidity Facility Citibank NA) (b)(f)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series TOC 05 B, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	$ 20,000,000	$ 20,000,000
Series TOC 05 C, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	9,900,000	9,900,000
Series 1997 B, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	70,835,000	70,835,000
Series 1998 A, 3.53% (Liquidity Facility WestLB AG), VRDN (b)	101,775,000	101,775,000
Series 1998 B, 3.53% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	48,210,000	48,210,000
Series 2005 A, 3.56% (Liquidity Facility Citibank NA), VRDN (b)	22,300,000	22,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	26,435,000	26,435,000
Series BA 02 D, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 9 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	9,900,000	9,900,000
Series EGL 04 13 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	9,100,000	9,100,000
Series EGL 7050044 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	11,325,000	11,325,000
Series LB 05 F5, 3.63% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,135,000	6,135,000
Series Merlots 00 T, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,960,000	3,960,000
Series Merlots 00 WW, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	27,905,000	27,905,000
Series Merlots 97 Y, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500,000	6,500,000
Series MS 01 587, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	11,625,500	11,625,500
Series MS 1123, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	15,745,000	15,745,000
Series PA 1385, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,615,000	2,615,000
Series PA 595R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PA 973R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,195,000	9,195,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 2256, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 9,340,000	$ 9,340,000
Series PT 3621, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,310,000	19,310,000
Series PT 904, 3.58% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	27,415,000	27,415,000
Series ROC II R294, 3.6% (Liquidity Facility Citibank NA) (b)(f)	4,995,000	4,995,000
Series SGB 42, 3.6% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Baystate Med. Ctr. Proj.) Series G, 3.55%, LOC Bank of America NA, VRDN (b)	29,000,000	29,000,000
(Harvard Univ. Proj.):
Series BB 3.52%, VRDN (b)	37,550,000	37,550,000
Series GG1, 3.52%, VRDN (b)	73,600,000	73,600,000
(Harvard Vanguard Med. Associates Proj.) 3.56%, LOC Bank of America NA, VRDN (b)	23,950,000	23,950,000
(Northeast Hosp. Corp. Proj.) Series H, 3.55%, LOC Bank of America NA, VRDN (b)	15,400,000	15,400,000
(Pooled Ln. Prog.) Series M-3C, 3.58%, LOC Citizens Bank of Massachusetts, VRDN (b)	14,610,000	14,610,000
(Williams College Proj.) Series E, 3.53%, VRDN (b)	7,050,000	7,050,000
(Winchester Hosp. Proj.):
Series F, 3.58%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 3.58%, LOC Bank of America NA, VRDN (b)	4,885,000	4,885,000
Massachusetts Hsg. Fin. Agcy.:
Multi Family Dev. Rev. (Princeton Crossing LP Proj.) Series 1996, 3.6%, LOC Fannie Mae, VRDN (b)(e)	18,900,000	18,900,000
Rent Msg. Mtg. Rev. Series A, 3.62% (FSA Insured), VRDN (b)(e)	7,900,000	7,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN:
Series LB 05 L27, 3.66% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	14,430,000	14,430,000
Series Merlots H, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,000,000	19,000,000
Series ROC II R421, 3.62% (Liquidity Facility Citibank NA) (b)(e)(f)	4,600,000	4,600,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.59%, LOC Bank of America NA, VRDN (b)(e)	2,000,000	2,000,000
(Abbott Box Co. Proj.) Series 1997, 3.58%, LOC Bank of America NA, VRDN (b)(e)	2,115,000	2,115,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Barbour Corp. Proj.) Series 1998, 3.58%, LOC Bank of America NA, VRDN (b)(e)	$ 3,790,000	$ 3,790,000
(BBB Esq. LLC Proj.) Series 1996, 3.59%, LOC Bank of America NA, VRDN (b)(e)	1,400,000	1,400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.58%, LOC Bank of America NA, VRDN (b)(e)	1,750,000	1,750,000
(Brady Enterprises Proj.) Series 1996, 3.58%, LOC Bank of America NA, VRDN (b)(e)	2,250,000	2,250,000
(Decas Cranberry Proj.) Series 1997, 3.58%, LOC Bank of America NA, VRDN (b)(e)	4,125,000	4,125,000
(Interpolymer Corp. Proj.) Series 1992, 3.59%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.59%, LOC Bank of America NA, VRDN (b)(e)	2,300,000	2,300,000
(United Plastics Proj.) Series 1997, 3.58%, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,555,000	2,555,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Goddard House Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
(Heritage at Dartmouth Proj.) Series 1996, 3.58%, LOC Bank of America NA, VRDN (b)(e)	4,550,000	4,550,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.56%, LOC SunTrust Banks, Inc., VRDN (b)	3,205,000	3,205,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.58%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
Series 1994 B, 3.58%, LOC Bank of America NA, VRDN (b)	5,600,000	5,600,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.56%, LOC Bank of America NA, VRDN (b)	2,765,000	2,765,000
(Youville Place Proj.) Series 1996, 3.64% (AMBAC Insured), VRDN (b)	4,600,000	4,600,000
Cap. Apprec. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	19,000,000	18,483,792
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,345,000	21,345,000
Series PA 592, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN: - continued
Series PA 600R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 4,850,000	$ 4,850,000
Series PT 895, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,930,000	5,930,000
Series Putters 892, 3.58% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,170,000	5,170,000
Series ROC II R2031, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	7,310,000	7,310,000
Series SGA 64, 3.65% (Liquidity Facility Societe Generale) (b)(e)(f)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.6%, LOC Royal Bank of Scotland Plc, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Participating VRDN Series Solar 05 03, 3.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	29,025,000	29,025,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 06 55 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	13,305,000	13,305,000
Series PT 3105, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,530,000	3,530,000
Series PT 3399, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	32,215,000	32,215,000
Series Putters 1376 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,810,000	9,810,000
Series Putters 1377 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	68,150,000	68,150,000
Series ROC II R414, 3.6% (Liquidity Facility Citibank NA) (b)(f)	23,935,000	23,935,000
Series ROC RR II R 613, 3.6% (Liquidity Facility Citibank NA) (b)(f)	7,610,000	7,610,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	6,015,000	6,015,000
Series MACN 05 K, 3.59% (Liquidity Facility Bank of America NA) (b)(f)	22,700,000	22,700,000
Series Merlots 05 A14, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	17,530,000	17,530,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN: - continued
Series Merlots B19, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,970,000	$ 4,970,000
Series PT 3058, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	59,675,000	59,675,000
Series PT 3511 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	37,320,000	37,320,000
Series PT 3573, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,435,000	5,435,000
Series PT 3612, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,620,000	11,620,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.58% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1427, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,025,000	10,025,000
Series PT 2484, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	16,060,000	16,060,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	11,860,000	11,860,000
Series PA 672, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,840,000	6,840,000
Series PT 135, 3.58% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	24,275,000	24,275,000
Series SG 124, 3.58% (Liquidity Facility Societe Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,405,000	9,405,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	21,270,000	21,270,000
Participating VRDN:
Series PT 1990, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 2368, 3.58% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,790,000	7,790,000
Series Putters 577, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,380,000	10,380,000
Series Putters 578, 3.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	17,880,000	17,880,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series ROC II R1027, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 7,880,000	$ 7,880,000
Series ROC II R1036, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	10,110,000	10,110,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,300,000	13,300,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	11,645,000	11,645,000
Series AAB 05 10, 3.59% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	16,995,000	16,995,000
Series EGL 00 2103, 3.61% (Liquidity Facility Citibank NA) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 3.61% (Liquidity Facility Citibank NA) (b)(f)	14,660,000	14,660,000
Series EGL 06 68 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	7,400,000	7,400,000
Series EGL 7050011 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series EGL 7050015 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	26,660,000	26,660,000
Series Merlots 06 A1, 3.59% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,065,000	10,065,000
Series MS 1080, 3.59% (Liquidity Facility Morgan Stanley) (b)(f)	5,770,000	5,770,000
Series PA 637, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,625,000	4,625,000
Series PA 999R, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,540,000	6,540,000
Series PT 2175, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,560,000	8,560,000
Series Putters 826, 3.59% (Liquidity Facility Dresdner Bank AG) (b)(f)	12,575,000	12,575,000
Series 2000 B, 3.58% (FGIC Insured), VRDN (b)	24,730,000	24,730,000
Massachusettts Bay Trans. Auth. & New York Mtg. Agcy. Homeowner Participating VRDN Series LB 06 P51U, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,370,000	11,370,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massacusetts Wtr. Resouce Auth. Participating VRDN Series Solar 06 86, 3.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 5,000,000	$ 5,000,000
Middleborough Gen. Oblig. BAN Series A, 4% 9/28/07	7,083,674	7,109,698
Norton Massachusetts BAN 4% 10/2/07	5,000,000	5,018,586
Plymouth Gen. Oblig. BAN 4% 7/26/07	5,060,000	5,076,239
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 3.61% (Liquidity Facility Citibank NA) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 3.6% (Liquidity Facility Citibank NA) (b)(f)	11,285,000	11,285,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	15,360,000	15,360,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN:
Series ROC II 4044, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,490,000	9,490,000
Series ROC II R4555, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,950,000	5,950,000
Series 1, 3.56% (AMBAC Insured), VRDN (b)	169,025,000	169,025,000
Weymouth Gen. Oblig. BAN Series 6A, 4.35% 9/21/07	5,800,000	5,838,767
Woburn Gen. Oblig. BAN 3.75% 4/5/07	10,000,000	10,010,448
Worcester Gen. Oblig. BAN:
Series A, 4% 11/8/07 (a)	15,220,000	15,283,163
4.375% 11/10/06	8,105,000	8,106,474
		3,949,039,434
Puerto Rico - 5.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.59% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	11,505,000	11,505,000
Series Merlots 01 A107, 3.57% (Liquidity Facility Bank of New York, New York) (b)(f)	18,895,000	18,895,000
Series MS 934, 3.56% (Liquidity Facility Morgan Stanley) (b)(f)	16,525,000	16,525,000
Series MT 218, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,440,000	17,440,000
Series MT 251, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,675,000	17,675,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,800,000	$ 4,800,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.56% (Liquidity Facility Bank of America NA) (b)(f)	28,325,000	28,325,000
Series MACN 06 H, 3.56% (Liquidity Facility Bank of America NA) (b)(f)	23,945,000	23,945,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series Floaters 06 4, 3.58% (Liquidity Facility BNP Paribas SA) (b)(f)	13,595,000	13,595,000
Series MT 252, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,800,000	8,800,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.56% (Liquidity Facility Morgan Stanley) (b)(f)	6,120,000	6,120,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 1276, 3.56% (Liquidity Facility Morgan Stanley) (b)(f)	20,536,500	20,536,500
Puerto Rico Govt. Dev. Bank Participating VRDN:
Series MT 254, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	26,720,000	26,720,000
Series MT 255, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,750,000	10,750,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,860,000	6,860,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,165,000	9,165,000
Series MT 206, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,895,000	9,895,000
		251,551,500
Municipal Securities - continued
	Shares	Value
Other - 0.0%
Fidelity Municipal Cash Central Fund, 3.64% (c)(d)	13	$ 13
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $4,200,590,947)		4,200,590,947
NET OTHER ASSETS - 5.3%		235,910,7282
NET ASSETS - 100%		$ 4,436,501,675
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,530,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,260,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,270,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 2,206,126
Income Tax Information
At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,200,590,947.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2006

MFL-QTLY-1206

1.809072.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,273,012
Massachusetts - 95.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,437,267
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,416,095
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,090,365
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,320,976
5% 8/1/17 (MBIA Insured)	7,990,000	8,471,717
5% 8/1/18 (MBIA Insured)	6,200,000	6,577,084
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,576,906
5.75% 11/1/13	1,975,000	2,128,339
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,118,068
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,588,841
5% 6/15/19 (FSA Insured)	1,535,000	1,649,419
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,597,694
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,125,381
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,511,538
5% 5/15/19 (AMBAC Insured)	1,000,000	1,082,090
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,565,225
6% 6/1/15	2,545,000	2,764,379
6% 6/1/16	3,015,000	3,271,727
6% 6/1/17	3,195,000	3,464,818
6% 6/1/18	3,390,000	3,673,913
6% 6/1/19	3,590,000	3,888,150
6% 6/1/20	3,785,000	4,098,020
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,441,262
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,091,960
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,074,520
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,483,942
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,542,695
5% 12/15/19 (MBIA Insured)	1,310,000	1,422,752
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,300,772
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,422,517
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Gen. Oblig.: - continued
5.375% 8/15/16 (FGIC Insured)	$ 2,345,000	$ 2,539,588
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,224,620
5% 6/1/19 (MBIA Insured)	1,560,000	1,684,036
5% 12/1/32 (MBIA Insured)	2,000,000	2,102,020
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,628,913
5% 8/15/20	1,465,000	1,582,405
Martha's Vineyard Land Bank Rev. 5% 5/1/34 (AMBAC Insured)	1,000,000	1,052,950
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,742,350
Series 2000 A, 5.25% 7/1/30	17,665,000	18,550,370
Series A:
5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (e)	18,000,000	19,761,660
5.5% 3/1/12	4,350,000	4,615,698
5.75% 7/1/15	85,000	91,302
5.75% 7/1/18	330,000	353,648
7% 3/1/21	1,500,000	1,864,245
Series B, 6.2% 3/1/16	27,525,000	31,654,301
Series C, 5% 3/1/24	17,950,000	18,216,019
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	4,430,000	5,032,391
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,794,600
Sr. Series C:
5.25% 7/1/21	4,000,000	4,569,520
5.25% 7/1/23	3,950,000	4,525,278
5.25% 7/1/32	7,745,000	9,068,388
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (e)	2,250,000	1,179,855
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,365,728
5% 5/1/18 (MBIA Insured)	2,270,000	2,437,027
5% 5/1/31 (AMBAC Insured)	5,000,000	5,318,600
5% 5/1/43 (MBIA Insured)	11,410,000	11,917,060
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,254,176
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,206,509
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,407,600
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,901,797
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,119,410
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,857,013
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,100,000	$ 1,243,704
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,097,071
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,589,200
(Mount Holyoke College Proj.):
5.125% 7/1/21 (b)	5,715,000	6,035,383
5.25% 7/1/31	11,785,000	12,466,762
5.5% 7/1/14	750,000	809,940
5.5% 7/1/15	910,000	981,508
5.5% 7/1/16	590,000	635,837
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,222,528
5.5% 10/1/28	5,660,000	5,595,759
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	10,250,000	10,990,255
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.4% 7/1/07 (AMBAC Insured) (d)	2,660,000	2,660,559
4.55% 7/1/09 (AMBAC Insured) (d)	845,000	849,369
4.65% 7/1/10 (AMBAC Insured) (d)	2,015,000	2,034,465
4.75% 7/1/11 (AMBAC Insured) (d)	3,470,000	3,511,571
4.8% 7/1/12 (AMBAC Insured) (d)	900,000	915,552
4.95% 7/1/14 (AMBAC Insured) (d)	1,695,000	1,738,426
5% 7/1/15 (AMBAC Insured) (d)	800,000	822,616
Issue G:
5% 12/1/11 (MBIA Insured) (d)	1,485,000	1,506,443
5.45% 12/1/06 (MBIA Insured) (d)	3,645,000	3,645,000
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (d)	1,155,000	1,157,044
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (d)	1,305,000	1,313,874
4.9% 12/1/11 (AMBAC Insured) (d)	1,870,000	1,899,266
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,031,697
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (e)	3,050,000	3,181,120
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (e)	7,320,000	7,634,687
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	$ 8,310,000	$ 8,709,212
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (e)	5,820,000	6,055,477
Series 2000 A:
5.75% 6/15/11	13,660,000	14,757,444
5.75% 12/15/11	9,510,000	10,259,008
5.75% 6/15/12	5,000,000	5,377,950
5.75% 6/15/13	8,000,000	8,642,720
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (e)	5,035,000	5,429,241
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	660,000	686,704
Massachusetts Gen. Oblig.:
Series 06D:
5% 8/1/19	4,250,000	4,614,948
5% 8/1/20	4,000,000	4,330,000
5% 8/1/26	4,610,000	4,936,434
Series 1992 D:
6% 5/1/08	1,835,000	1,856,470
6% 5/1/08 (Escrowed to Maturity) (e)	685,000	701,817
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (e)	1,720,000	1,839,471
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (e)	21,955,000	23,149,352
Series 2001 D:
5.5% 11/1/18	2,000,000	2,300,080
5.5% 11/1/20	1,000,000	1,160,730
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	2,650,000	2,890,647
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,127,420
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,689,700
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	4,850,000	5,290,186
Series 2005 A:
5% 3/1/19	1,295,000	1,392,539
5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (e)	15,420,000	16,879,349
5% 3/1/24 (Pre-Refunded to 3/1/15 @ 100) (e)	19,000,000	20,798,160
5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100) (e)	35,405,000	38,755,729
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2005 C:
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (e)	$ 26,835,000	$ 29,504,277
5.25% 9/1/23 (Pre-Refunded to 9/1/15 @ 100) (e)	21,300,000	23,817,021
Series 6D, 5% 8/1/22	6,000,000	6,469,860
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (e)	5,000,000	5,419,950
5% 3/1/18 (FSA Insured)	15,000,000	16,285,050
5% 3/1/21 (FSA Insured)	4,135,000	4,434,291
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	1,795,000	1,947,378
Series D:
5% 8/1/21	5,750,000	6,200,283
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (e)	3,800,000	4,156,174
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (e)	4,800,000	5,235,696
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (e)	240,000	261,785
5.5% 10/1/18	6,000,000	6,895,140
5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100) (e)	3,365,000	3,658,293
5.25% 9/1/20 (FSA Insured)	4,255,000	4,844,658
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	4,315,000	4,692,649
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	695,000	755,826
5.25% 9/1/22 (FSA Insured)	15,000,000	17,163,300
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,407,938
5.75% 7/1/18	1,300,000	1,391,715
5.75% 7/1/19	1,455,000	1,551,641
5.75% 7/1/20	500,000	531,410
5.75% 7/1/33	3,000,000	3,207,000
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	12,270,000	12,283,620
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,888,809
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,453,746
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance Ltd. Insured)	2,500,000	2,587,875
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37 (a)	39,135,000	41,377,436
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	$ 2,000,000	$ 2,031,960
5.25% 7/1/09	2,540,000	2,598,623
5.25% 7/1/10	2,000,000	2,050,600
5.25% 7/1/11	3,025,000	3,099,566
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	12,905,000	13,790,799
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,595,965
Series K, 5.375% 7/1/17	6,805,000	7,730,616
Series L:
5% 7/1/18	4,315,000	4,816,187
5% 7/1/23	3,990,000	4,508,102
5.25% 7/1/33	14,000,000	16,646,140
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,676,160
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,000,610
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,209,520
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,657,905
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,699,095
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,558,117
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,966,779
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,750,632
Series 2001 C, 5.75% 7/1/32	5,000,000	5,403,350
Series C, 5.75% 7/1/21	2,500,000	2,722,800
Series E:
5% 7/1/17	1,255,000	1,338,269
5% 7/1/19	1,390,000	1,474,679
Series F:
5% 7/1/17	1,410,000	1,532,726
5% 7/1/19	1,760,000	1,894,341
5% 7/1/20	2,350,000	2,520,469
5% 7/1/21	1,150,000	1,232,547
5% 7/1/22	1,855,000	1,978,376
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	$ 1,915,000	$ 1,923,043
5.125% 7/1/08	2,000,000	2,043,140
5.25% 7/1/09	2,120,000	2,200,814
5.5% 7/1/12	2,165,000	2,280,156
5.625% 7/1/19	1,000,000	1,055,810
5.75% 7/1/29	4,350,000	4,595,079
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,312,450
Series J, 5.5% 8/15/17	500,000	574,120
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15 (Pre-Refunded to 10/1/10 @ 101) (e)	1,000,000	1,098,180
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,072,700
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,109,616
5% 7/1/20	2,075,000	2,212,676
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,071,682
Series G, 5.5% 7/1/14	3,665,000	3,872,402
Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,480,329
6.55% 6/23/22 (AMBAC Insured)	17,250,000	17,930,685
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,907,623
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,951,658
Series 1998 A, 5.2% 12/1/08 (d)	1,300,000	1,330,238
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	15,000,000	14,061,150
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,607,446
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,623,440
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	9,155,228
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (d)	$ 2,030,000	$ 2,072,711
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,992,113
5.5% 7/1/17 (FSA Insured)	2,105,000	2,189,705
Series 1998 B:
5% 7/1/10 (FSA Insured) (d)	2,275,000	2,339,064
5% 7/1/15 (FSA Insured) (d)	3,310,000	3,397,814
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,618,173
5% 7/1/18 (MBIA Insured)	2,000,000	2,126,660
5% 7/1/19 (MBIA Insured)	6,915,000	7,336,262
5% 7/1/20 (MBIA Insured)	2,505,000	2,653,096
5% 7/1/21 (AMBAC Insured)	5,010,000	5,377,233
5% 7/1/21 (MBIA Insured)	3,000,000	3,173,760
5% 7/1/22 (MBIA Insured)	2,000,000	2,113,440
5% 7/1/35 (AMBAC Insured)	10,000,000	10,567,800
5.125% 7/1/16 (FSA Insured)	3,000,000	3,154,770
5.125% 7/1/17 (FSA Insured)	3,000,000	3,152,400
Series B:
5.5% 7/1/10 (FSA Insured) (d)	11,470,000	12,071,143
5.5% 7/1/11 (FSA Insured) (d)	5,500,000	5,788,255
5.5% 7/1/12 (FSA Insured) (d)	4,000,000	4,214,840
5.625% 7/1/12 (Escrowed to Maturity) (e)	1,210,000	1,288,263
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	10,395,000	11,001,029
5.5% 1/1/13 (AMBAC Insured) (d)	7,015,000	7,426,710
5.5% 1/1/14 (AMBAC Insured) (d)	6,040,000	6,394,488
5.5% 1/1/15 (AMBAC Insured) (d)	5,000,000	5,289,500
5.5% 1/1/16 (AMBAC Insured) (d)	5,000,000	5,281,650
5.5% 1/1/17 (AMBAC Insured) (d)	6,470,000	6,821,774
5.5% 1/1/18 (AMBAC Insured) (d)	6,000,000	6,319,200
5.5% 1/1/19 (AMBAC Insured) (d)	5,000,000	5,256,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	6,000,000	6,421,980
5% 8/15/24 (FSA Insured)	7,100,000	7,588,480
5% 8/15/25 (FSA Insured)	2,350,000	2,508,108
5% 8/15/27 (MBIA Insured)	10,000,000	10,642,400
5% 8/15/30 (FSA Insured)	88,900,000	94,274,880
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	$ 3,500,000	$ 3,961,160
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,190,420
5.5% 1/1/34 (FGIC Insured)	9,000,000	10,843,470
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,143,960
5.5% 6/1/16 (FSA Insured)	3,000,000	3,408,750
5.5% 6/1/18 (FSA Insured)	9,740,000	11,229,636
5.5% 6/1/19 (FSA Insured)	10,000,000	11,600,000
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,522,827
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,869,852
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,653,793
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,101,449
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,354,300
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,309,924
0% 1/1/28 (MBIA Insured)	5,130,000	2,000,546
0% 1/1/29 (MBIA Insured)	33,195,000	12,354,847
5% 1/1/37 (MBIA Insured)	24,480,000	24,894,446
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,535,809
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,074,050
0% 1/1/17 (MBIA Insured)	7,705,000	5,080,908
0% 1/1/18 (MBIA Insured)	2,025,000	1,274,758
0% 1/1/19 (MBIA Insured)	13,815,000	8,284,027
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	16,910,000	17,730,811
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,829,676
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,428,880
5% 8/1/34	1,055,000	1,109,522
5.25% 8/1/15	2,435,000	2,690,432
Series 2004 A:
5.25% 2/1/16	6,110,000	6,804,890
5.25% 2/1/17	6,435,000	7,214,472
5.25% 2/1/18	6,300,000	7,092,351
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 2/1/22	$ 1,170,000	$ 1,347,243
5.25% 8/1/22	6,525,000	7,503,750
5.25% 2/1/23	1,390,000	1,599,612
5.25% 2/1/24	1,170,000	1,350,870
5.25% 8/1/24	3,780,000	4,381,285
Series 3:
5.4% 2/1/10	300,000	304,260
5.5% 2/1/13	815,000	826,712
Series 4, 5.125% 8/1/14	70,000	72,455
Series 5, 5.25% 8/1/15	75,000	78,923
Series 6:
5.25% 8/1/19	30,000	31,980
5.5% 8/1/30	17,580,000	18,759,266
5.625% 8/1/14	115,000	124,088
5.625% 8/1/15	25,000	26,958
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (e)	975,000	1,054,550
5.625% 8/1/16	485,000	522,447
Series 7:
5.25% 2/1/16	4,495,000	4,799,401
5.25% 2/1/17	2,795,000	2,983,020
Series 8:
5% 8/1/17	110,000	117,334
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	5,540,000	5,935,999
5% 8/1/20	105,000	111,386
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (e)	5,395,000	5,780,635
Series 9, 5.25% 8/1/33	3,175,000	3,409,315
Series A, 5.25% 8/1/16	21,700,000	24,278,828
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,022
5% 8/1/15 (Escrowed to Maturity) (e)	950,000	1,043,727
5.25% 8/1/12	565,000	586,391
5.25% 8/1/13	330,000	342,322
5.45% 2/1/13 (Escrowed to Maturity) (e)	1,960,000	2,081,559
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	14,048,721
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,932,760
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series A:
6.5% 7/15/19	$ 21,960,000	$ 26,370,666
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,349,482
5.5% 8/1/15 (FSA Insured)	1,500,000	1,684,560
5.5% 8/1/16 (FSA Insured)	1,425,000	1,625,640
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,548,430
Series J:
5% 8/1/42	8,160,000	8,485,421
5.5% 8/1/20 (FSA Insured)	1,000,000	1,161,960
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,141,261
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,132,102
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,102,140
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,304,779
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,536,067
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,106,400
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,223,352
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,762,110
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,347,076
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,095,540
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,222,433
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,119,816
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,277,933
5% 9/1/18 (AMBAC Insured)	1,090,000	1,185,909
5% 9/1/19 (AMBAC Insured)	1,085,000	1,177,399
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,243,808
5% 3/15/21 (MBIA Insured)	2,190,000	2,335,635
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,683,470
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,070,850
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,694,948
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,395,839
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	$ 1,525,000	$ 1,638,109
5% 1/15/20 (FGIC Insured)	1,350,000	1,443,947
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,860,209
5% 8/1/23 (MBIA Insured)	2,050,000	2,179,663
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,549,391
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,386,909
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,641,144
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,086,270
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,983,594
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,031,263
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,090,110
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A, 5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (e)	1,595,000	1,678,594
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (e)	2,080,000	2,328,373
5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (e)	1,000,000	1,119,410
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,452,217
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (e)	4,860,000	5,440,333
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,577,794
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,568,942
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,394,855
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,080,010
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,162,737
		1,762,403,988
Puerto Rico - 3.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2006A, 5.111% 7/1/21 (FGIC Insured) (c)	5,400,000	5,407,398
Series A:
5.25% 7/1/18	3,500,000	3,755,535
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,725,250
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	$ 1,800,000	$ 1,923,624
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,425,000	2,738,868
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,330,060
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	2,001,444
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,577,927
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	14,045,000	15,078,852
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,925,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,432,586
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	2,500,000	2,647,450
		55,543,994
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	842,738
5% 10/1/13	700,000	741,881
5.25% 10/1/16	750,000	808,793
		2,393,412
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,756,812,269)	1,822,614,406
NET OTHER ASSETS - 1.4%	25,191,666
NET ASSETS - 100%	$ 1,847,806,072
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
50 U.S. Treasury 20-year Bond Contracts	Dec. 2006	$ 5,632,813	$ 51,363
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $105,606.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,283,620 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,508,401
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,755,812,580. Net unrealized appreciation aggregated $66,801,826, of which $67,672,066 related to appreciated investment securities and $870,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006